TRANSACTIONS WITH RELATED PARTIES (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Related party balances		$ 257	$ 283
Long-term loan from related parties		479	483
Related party balances [Member]
Related Party Transaction [Line Items]
Related party balances	[1]	257	283
Other loans [Member]
Related Party Transaction [Line Items]
Long-term loan from related parties	[2]	$ 479	$ 483

[1]	Related to the above mentioned agreements with related party.
[2]	During 2021, the Company assumed 55% of the shareholders loan in Lioli.